Long-term Financing Arrangements - 10K - Narrative (Details) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023 USD ($)	Oct. 09, 2022 USD ($)	Oct. 15, 2023 USD ($)	Oct. 09, 2022 USD ($)	Apr. 30, 2023 USD ($)	Apr. 24, 2022 USD ($)	Apr. 25, 2021 USD ($) debt_instrument	Apr. 20, 2020 USD ($)
Debt Instrument [Line Items]
Gain on extinguishment of debt	$ 0	$ (10)	$ 0	$ 8,448	$ 8,355	$ 2,800	$ 388
Proceeds from long-term borrowings			7,499	$ 0	29,080	5,350	3,415
Long-term debt					43,622
Total	44,202		44,202		37,255	23,946
PPP and SBA loans
Debt Instrument [Line Items]
Long-term debt	$ 500		500		500	8,789
Paycheck Protection Program Loan | PPP and SBA loans
Debt Instrument [Line Items]
Face amount							$ 3,265	$ 7,725
Number of debt instruments | debt_instrument							3
Debt term							2 years
Interest rate							1.00%
Gain on extinguishment of debt			$ 8,448		$ 8,458	2,728
SBA loans | PPP and SBA loans
Debt Instrument [Line Items]
Face amount						500
Interest rate					3.75%
Proceeds from long-term borrowings						350	$ 150
Monthly installment amount					$ 3
Total					$ 500	$ 500